Schedule V (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 206	$ 9
Charged to costs and expenses	11	197
Deductions	(102)	0
Balance at end of period	115	206
Allowance for credit losses on debt securities
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	14	0
Charged to costs and expenses	11	14
Deductions	(16)	0
Balance at end of period	9	14
Allowances for credit losses on mortgage and other loans
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	179	9
Charged to costs and expenses	0	170
Deductions	(85)	0
Balance at end of period	94	179
Allowances for credit losses on mortgage and other loans | Cumulative effect of change in accounting principle
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Charged to costs and expenses		62
Allowance for credit losses on reinsurance recoverable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	13	0
Charged to costs and expenses	0	13
Deductions	(1)	0
Balance at end of period	$ 12	13
Allowance for credit losses on reinsurance recoverable | Cumulative effect of change in accounting principle
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Charged to costs and expenses		$ 10